Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and other income
Revenue from collaboration and licensing agreements	€ 12,622	€ 51,901	€ 49,580
Government financing for research expenditures	7,488	9,729	8,035
Other income	11	11	59
Total revenue and other income	20,121	61,641	57,674
Operating expenses
Research and development expenses	(51,980)	(56,022)	(51,663)
General and administrative expenses	(19,716)	(18,288)	(22,436)
Impairment of intangible assets	0	0	(41,000)
Total operating expenses	(71,696)	(74,310)	(115,099)
Operating income (loss)	(51,575)	(12,669)	(57,425)
Financial income	6,079	6,934	4,775
Financial expenses	(3,975)	(1,835)	(5,321)
Net financial income (loss)	2,104	5,099	(546)
Net income (loss) before tax	(49,471)	(7,570)	(57,972)
Income tax expense	0	0	0
Net income (loss) from continuing operations	(49,471)	(7,570)	(57,972)
Net income (loss) from discontinued operations	0	0	(131)
Net income (loss)	€ (49,471)	€ (7,570)	€ (58,103)
Basic income (loss) per share (in EUR per share)	€ (0.61)	€ (0.09)	€ (0.73)
Diluted income (loss) per share (in EUR per share)	(0.61)	(0.09)	(0.73)
Basic income (loss) per share from continuing operations (in EUR per share)	(0.61)	(0.09)	(0.73)
Diluted income (loss) per share from continuing operations (in EUR per share)	(0.61)	(0.09)	(0.73)
Basic income (loss) per share from discontinued operations (in EUR per share)	0	0	0
Diluted income (loss) per share from discontinued operations (in EUR per share)	€ 0	€ 0	€ 0